Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Search and search-related advertising revenues (including transactions with related parties of US$2,558, US$6,273, and US$10,461, respectively, for 2015, 2016 and 2017)		$ 801,551	$ 597,213	$ 539,521
Other revenues (including transactions with related parties of US$85, US$2,449 and US$5,486, respectively, for 2015, 2016 and 2017)		106,806	63,195	52,282
Total revenues		908,357	660,408	591,803
Cost of revenues (including transactions with related parties of US$30,550, US$36,487 and US$67,653, respectively, for 2015, 2016 and 2017)	[1]	457,401	302,736	248,279
Gross profit		450,956	357,672	343,524
Operating expenses:
Research and development (including transactions with related parties of US$7,825, US$6,619 and US$8,233, respectively, for 2015, 2016 and 2017)	[1]	172,829	138,364	131,072
Sales and marketing (including transactions with related parties of US$4,409, US$3,788 and US$3,010, respectively, for 2015, 2016 and 2017)	[1]	156,420	123,119	93,998
General and administrative (including transactions with related parties of US$83, US$81 and US$131, respectively, for 2015, 2016 and 2017)	[1]	27,821	24,567	16,666
Total operating expenses		357,070	286,050	241,736
Operating income/(loss)		93,886	71,622	101,788
Interest income		9,126	5,198	5,332
Foreign currency exchange gain/(loss)		(7,082)	5,346	667
Other income/(expenses), net		692	(26,027)	1,142
Income before income tax expenses		96,622	56,139	108,929
Income tax expenses		14,422	27	9,430
Net income		82,200	56,112	99,499
Net income attributable to Sogou Inc.		82,200	56,112	99,499
Less: Dividends attributable to Preferred Shareholders		24,388	28,092	28,092
Less: Adjustment for repurchase of Preferred Shares		0	0	80,822
Net (loss)/income attributable to ordinary shareholders		57,812	28,020	(9,415)
Net income		82,200	56,112	99,499
Other comprehensive (loss)/income, net of nil tax: foreign currency translation adjustment		13,216	(9,365)	(5,026)
Comprehensive income		$ 95,416	$ 46,747	$ 94,473
Net (loss)/income per ordinary share-basic		$ 0.22	$ 0.12	$ (0.04)
Net (loss)/income per ordinary share-diluted		$ 0.20	$ 0.11	$ (0.04)

[1]	Share based compensation expense included in: Cost of revenues $ 330 171 540 Research and development 6,862 5,615 16,470 Sales and marketing 943 1,816 4,299 General and administrative 2,244 5,259 2,414 $ 10,379 12,861 23,723 for the years ended December 31, 2015,2016,2017.